19. Provision for Asset Retirement Obligation - Fuel Tanks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision For Asset Retirement Obligation - Fuel Tanks Details
Initial balance	R$ 77,564	R$ 74,716	R$ 70,802
Additions (new tanks)	537	483	625
Expense with tanks removed	(15,432)	(2,785)	(3,949)
Accretion expense	2,105	5,150	7,238
Final balance	64,774	77,564	74,716
Current	4,799	4,563	5,232
Noncurrent	R$ 59,975	R$ 73,001	R$ 69,484